Accrued Expenses and Other Liabilities (Details) - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Payables and Accruals [Abstract]
Accrued payroll and welfare	$ 219,867	$ 154,379
Other payable for leasehold improvements	119,535	105,175
Accrued professional service expenses	187,444	9,553
Other current liabilities	164,676	147,119
Total accrued expenses and other current liabilities	$ 691,522	$ 416,226